Intangible and tangible assets	12 Months Ended
Dec. 31, 2025
Intangible and tangible assets
Intangible and tangible assets

Note 7 Intangible and tangible assets

7.1 Intangible assets

Accounting principles

Goodwill

Guidance for measuring goodwill is presented in Note 1.1 paragraph B to the Consolidated Financial Statements. Goodwill is not amortized but is tested for impairment at least annually and as soon as there is any indication of impairment.

Mineral interests

Unproved mineral interests are tested for impairment based on the results of the exploratory activity or as part of the impairment tests of the cash-generating units to which they are allocated.

Unproved mineral interests are transferred to proved mineral interests at their net book value as soon as proved reserves are booked.

Proved mineral interests are depreciated using the unit-of-production method based on proved reserves.

The corresponding expense is recorded under “Depreciation, depletion and impairment of tangible assets and mineral interests”.

Other intangible assets

Other intangible assets include patents, and trademarks.

Intangible assets are carried at cost, after deducting any accumulated amortization and accumulated impairment losses.

Intangible assets (excluding mineral interests) that have a finite useful life are amortized on a straight-line basis over three to twenty years depending on the useful life of the assets. The corresponding depreciation expense is recorded under “Other expense”.

As of December 31, 2025		Amortization and
(M$)	Cost	impairment	Net
Goodwill	12,881	(380)	12,501
Proved mineral interests	18,972	(9,449)	9,523
Unproved mineral interests	14,108	(2,931)	11,177
Other intangible assets	9,073	(4,929)	4,144
TOTAL INTANGIBLE ASSETS	55,034	(17,689)	37,345

As of December 31, 2024		Amortization and
(M$)	Cost	impairment	Net
Goodwill	11,654	(389)	11,265
Proved mineral interests	18,218	(9,518)	8,700
Unproved mineral interests	14,124	(2,974)	11,150
Other intangible assets	7,204	(4,081)	3,123
TOTAL INTANGIBLE ASSETS	51,200	(16,962)	34,238

As of December 31, 2023		Amortization and
(M$)	Cost	impairment	Net
Goodwill	10,484	(533)	9,951
Proved mineral interests	17,713	(9,704)	8,009
Unproved mineral interests	14,976	(2,624)	12,352
Other intangible assets	7,354	(4,583)	2,771
TOTAL INTANGIBLE ASSETS	50,527	(17,444)	33,083

Change in net intangible assets is analyzed in the following table:

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2025	34,238	1,197	(236)	(1,443)	1,161	2,428	37,345
2024	33,083	1,438	(19)	(1,502)	(494)	1,732	34,238
2023	31,931	1,244	(458)	(1,630)	148	1,848	33,083

In 2025, the heading “Amortization and impairment” includes the impact of exceptional asset impairments recorded for $235 million (refer to Note 3.C “Asset impairment”).

In 2025, the heading “Other” mainly reflects changes in the consolidation scope, in particular the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany for $1,644 million.

In 2024, the heading “Amortization and impairment" included the impact of exceptional asset impairments recorded for $340 million (refer to Note 3.C “Asset impairment”), particularly related to the exit from blocks 11B/12B and 5/6/7 in South Africa.

In 2024, the heading “Other” mainly reflected changes in the consolidation scope, in particular the acquisition of upstream gas assets from SapuraOMV for $833 million.

In 2023, the heading “Amortization and impairment” included the accounting impact of exceptional asset impairments for an amount of $472 million (refer to Note 3.C "Asset impairment"), related in particular to goodwill and customer portfolios of gas and power marketing activities in Belgium, Spain and France

In 2023, the heading “Other” mainly reflected changes in the consolidation scope, in particular the acquisition of Total Eren for $2,238 million.

A summary of changes in the carrying amount of goodwill by business segment for the year ended December 31, 2025 is as follows:

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2025	Increases	Impairments	Other	December 31, 2025
Exploration & Production	2,482	–	–	(8)	2,474
Integrated LNG	3,304	(14)	–	186	3,476
Integrated Power	4,360	828	(34)	214	5,368
Refining & Chemicals	643	–	–	(35)	608
Marketing & Services	473	–	(13)	111	571
Corporate	3	–	–	1	4
TOTAL	11,265	814	(47)	469	12,501

7.2 Property, plant and equipment

Accounting principles

Exploration costs

TotalEnergies applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Exploratory wells are capitalized and tested for impairment on an individual basis as follows:

-      Costs of exploratory wells which result in proved reserves are capitalized and then depreciated using the unit-of-production method based on proved developed reserves;

-      Costs of exploratory wells are capitalized as work in progress until proved reserves have been found, if both of the following conditions are met:

●      The well has found a sufficient quantity of reserves to justify, if appropriate, its completion as a producing well, assuming that the required capital expenditures are made;

●      TotalEnergies is making sufficient progress assessing the reserves and the economic and operating viability of the project. This progress is evaluated on the basis of indicators such as whether additional exploratory works are under way or firmly planned (wells, seismic or significant studies), whether costs are being incurred for development studies and whether TotalEnergies is waiting for governmental or other third-party authorization on a proposed project, or availability of capacity on an existing transport or processing facility.

Costs of exploratory wells not meeting these conditions are charged to “Exploration costs”.

Oil and Gas production assets of exploration and production activities

Development costs of oil and gas production facilities are capitalized. These costs include borrowing costs incurred during the period of construction and the present value of estimated future costs of asset retirement obligations.

The depletion rate of development wells and of production assets is equal to the ratio of oil and gas production for the period to proved developed reserves (unit-of-production method).

In the event that, due to the price effect on reserves evaluation, the unit-of-production method does not reflect properly the useful life of the asset, an alternative depreciation method is applied based on the reserves evaluated with the price of the previous year. As of December 31, 2025, 2024 and 2023, this alternative method is not applied as, given the price used to assess the reserves, the unit-of-production method correctly reflects the useful life of the assets.

With respect to phased development projects or projects subject to progressive well production start-up, the fixed assets’ depreciable amount, excluding production or service wells, is adjusted to exclude the portion of development costs attributable to the undeveloped reserves of these projects.

With respect to production sharing contracts, the unit-of-production method is based on the portion of production and reserves assigned to TotalEnergies taking into account estimates based on the contractual clauses regarding the reimbursement of exploration, development and production costs (cost oil/gas) as well as the sharing of hydrocarbon rights after deduction of cost oil (profit oil/gas).

Hydrocarbon transportation and processing assets are depreciated using the unit-of-production method based on throughput or by using the straight-line method whichever best reflects the economic life of the asset.

Other property, plant and equipment

Other property, plant and equipment are carried at cost, after deducting any accumulated depreciation and accumulated impairment losses. This cost includes borrowing costs directly attributable to the acquisition or production of a qualifying asset incurred until assets are placed in service. Borrowing costs are capitalized as follows:

●      if the project benefits from a specific funding, the capitalization of borrowing costs is based on the borrowing rate;

●      if the project is financed by all TotalEnergies’ debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.

Routine maintenance and repairs are charged to expense as incurred. The costs of major turnarounds of refineries and large petrochemical units are capitalized as incurred and depreciated over the period of time between two consecutive major turnarounds.

Other property, plant and equipment are depreciated using the straight-line method over their useful lives, which are as follows:

● Furniture, office equipment, machinery and tools	3-12 years
● Transportation equipment	5-20 years
● Storage tanks and related equipment	10-15 years
● Specialized complex installations and pipelines	10-45 years
● Buildings	10-50 years

As of December 31, 2025		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	198,464	(136,430)	62,034
Unproved properties	1,544	(160)	1,384
Work in progress	24,239	(571)	23,668
Subtotal	224,247	(137,161)	87,086
Other property, plant and equipment
Land	2,826	(1,245)	1,581
Machinery, plant and equipment (including transportation equipment)	43,482	(31,114)	12,368
Buildings	10,487	(7,049)	3,438
Work in progress	5,886	(105)	5,781
Other	12,923	(8,483)	4,440
Subtotal	75,604	(47,996)	27,608
TOTAL PROPERTY, PLANT AND EQUIPMENT	299,851	(185,157)	114,694

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	202,731	(140,850)	61,881
Unproved properties	1,370	(160)	1,210
Work in progress	20,640	(312)	20,328
Subtotal	224,741	(141,322)	83,419
Other property, plant and equipment
Land	2,598	(1,044)	1,554
Machinery, plant and equipment (including transportation equipment)	39,315	(27,116)	12,199
Buildings	9,390	(6,192)	3,198
Work in progress	4,382	(31)	4,351
Other	12,059	(7,685)	4,374
Subtotal	67,744	(42,068)	25,676
TOTAL PROPERTY, PLANT AND EQUIPMENT	292,485	(183,390)	109,095

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	201,961	(144,082)	57,879
Unproved properties	1,455	(268)	1,187
Work in progress	23,729	(443)	23,286
Subtotal	227,145	(144,793)	82,352
Other property, plant and equipment
Land	2,837	(1,008)	1,829
Machinery, plant and equipment (including transportation equipment)	38,769	(27,222)	11,547
Buildings	9,529	(6,105)	3,424
Work in progress	5,262	(23)	5,239
Other	12,344	(7,819)	4,525
Subtotal	68,741	(42,177)	26,564
TOTAL PROPERTY, PLANT AND EQUIPMENT	295,886	(186,970)	108,916

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2025	109,095	15,756	(1,039)	(12,801)	3,164	519	114,694
2024	108,916	13,471	(573)	(12,076)	(1,806)	1,163	109,095
2023	107,101	16,478	(3,781)	(12,448)	415	1,151	108,916

In 2025, the heading “Disposals” mainly includes the impact of the sale of the non-operated 12.5% interest in the OML118 Production Sharing Contract (PSC) to Shell Nigeria Exploration and Production Company Ltd (SNEPCo) and Nigerian Agip Exploration Limited (NAE).

In 2025, the heading “Depreciation and impairment” includes the impact of exceptional asset impairments and capitalized exploration charges recorded for $575 million (refer to Note 3.C “Asset impairment”).

In 2025, the heading “Other” includes in particular the impact of changes in the consolidation scope for $(1,521) million (mainly the acquisition of VSB Group, a European wind and solar developer with extensive operations in Germany for $737 million and the sale of 50% of a portfolio of 2.7 GW of gross capacity (North America, Portugal, Greece, France) for $(2,398) million), the impact of the classifications as “Assets classified as held for sale” for $(1,349) million, the impact of new IFRS 16 contracts for the year (mainly FPSO and ships) for $2,402 million, and the effect of the revaluation of site restoration provisions on property, plant, and equipment for $466 million.

In 2024, the heading “Disposals” mainly included the impact of the sale of a 15% stake in the Absheron gas field to ADNOC (Abu Dhabi National Oil Company).

In 2024, the heading “Depreciation and impairment” included the impact of exceptional asset impairments and capitalized exploration charges recorded for $479 million (refer to Note 3.C “Asset impairment”).

In 2024, the heading “Other” included in particular the impact of changes in the consolidation scope for $(1,077) million (mainly the acquisition of upstream gas assets from SapuraOMV for $1,085 million and the sale of a 50% stake in three solar projects in the United States to the Apollo investment fund for $(1,745) million), the impact of new IFRS 16 contracts for the year (mainly FPSO and ships) for $2,725 million, and the effect of the revaluation of site restoration provisions on property, plant, and equipment for $363 million.

In 2023, the heading “Disposals” mainly included the impact of the sale of assets in Canada to ConocoPhillips of $3,220 million.

In 2023, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $653 million (refer to Note 3.C “Asset impairment”) including notably upstream assets in Kenya and Congo and impairments related to the project of selling Naphtachimie to INEOS.

In 2023, the heading “Other” included in particular the impact of changes in the consolidation scope for $298 million (mainly the acquisition of Total Eren for $2,193 million, the sale of TotalEnergies EP Canada Ltd. to Suncor for $(1,134) million and the exit of network activities in Germany for $(826) million), the impact of new IFRS 16 contracts during the year (mainly FPSO and ships) for $2,526 million and the impact of the revaluation of provisions for sites restitution on tangible assets for $(1,262) million.

Following the application of IFRS 16 “Leases”, property, plant and equipment as at December 31, 2025, 2024 and 2023 presented above include the following amounts for rights of use of assets:

As of December 31, 2025		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	6,533	(3,127)	3,406
Other property, plant and equipment
Land	1,285	(592)	693
Machinery, plant and equipment (including transportation equipment)	6,028	(3,362)	2,666
Buildings	1,490	(789)	701
Other	1,062	(660)	402
Subtotal	9,865	(5,403)	4,462
TOTAL PROPERTY, PLANT AND EQUIPMENT	16,398	(8,530)	7,868

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	5,918	(2,611)	3,307
Other property, plant and equipment
Land	1,183	(453)	730
Machinery, plant and equipment (including transportation equipment)	5,371	(2,760)	2,611
Buildings	1,365	(703)	662
Other	898	(534)	364
Subtotal	8,817	(4,450)	4,367
TOTAL PROPERTY, PLANT AND EQUIPMENT	14,735	(7,061)	7,674

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,770	(1,927)	2,843
Other property, plant and equipment
Land	1,383	(415)	968
Machinery, plant and equipment (including transportation equipment)	4,751	(2,235)	2,516
Buildings	1,332	(614)	718
Other	908	(529)	379
Subtotal	8,374	(3,793)	4,581
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,144	(5,720)	7,424